NOTE PAYABLE (Details Narrative)	6 Months Ended
Apr. 30, 2017
Note Payable Details Narrative
Maturity date of note payable	Dec. 31, 2018
Interest rate description	The notes are due on December 31, 2018. The notes accrued interest at 0% for the initial 9 months and then 5% on annual rate thereafter.